MFT-GLOBAL MACRO ABSOLUTE RETURN PROSPECTUS SUPPLEMENT DTD 10-17-11
Eaton Vance Global Macro Absolute Return Fund
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND Supplement to Prospectus dated March 1, 2011
1. Effective October 19, 2011, shares of the Fund will be available for purchase by new investors.
2. The following last sentence in the first paragraph under “Principal Investment Strategies” in “Fund Summaries –Global Macro Absolute Return Fund” is removed:
Shares of the Fund are currently not available for sale to new investors.